Employees and directors	12 Months Ended
Dec. 31, 2019
Disclosure Of Directors And Employees [Abstract]
Employees and directors
7.	Employees and directors

Included within employees and directors expenses are (in thousands):

	2017	2018	2019
Wages and salaries	$88,164	$140,298	$206,092
Social security costs	12,783	24,976	36,314
Other pension costs	898	1,391	2,569
Share based payments (equity settled)	16,667	34,668	150,333
Share based payments (cash settled)	3,807	10,355	10,675
Share based payments (employment related taxes)	1,012	8,796	(2,586)
Total employees and directors expenses	$123,331	$220,484	$403,397

These amounts are included within the selling, general and administrative expenses line in the consolidated statement of operations.